Carnival Corporation & PLC Consolidated Balance Sheets (Parenthetical) - $ / shares	Nov. 30, 2019	Nov. 30, 2018
Common stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,960,000,000	1,960,000,000
Common stock, shares issued (in shares)	657,000,000	656,000,000
Treasury stock, shares (in shares)	130,000,000	129,000,000
Carnival PLC | Ordinary shares
Common stock, par value (in dollars per share)	$ 1.66	$ 1.66
Common stock, shares issued (in shares)	217,000,000	217,000,000
Treasury stock, shares (in shares)	60,000,000	48,000,000